DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 54.7%
Communication Services - 10.8%
Alibaba Pictures Group Ltd.*	88,917	$9,489
Autohome, Inc., ADR	452	20,005
Baidu, Inc., ADR*	1,885	295,983
Bilibili, Inc., ADR*(a)	1,156	92,746
China Literature Ltd., 144A*(a)	2,816	23,644
China Tower Corp. Ltd., Class H, 144A	335,278	43,972
DouYu International Holdings Ltd., ADR*	643	2,752
Hello Group, Inc., ADR	1,244	16,346
HUYA, Inc., ADR*(a)	488	5,217
iQIYI, Inc., ADR*	1,688	15,293
JOYY, Inc., ADR	436	27,599
Kuaishou Technology, 144A*(a)	1,448	15,732
NetEase, Inc., ADR	2,810	273,750
Tencent Holdings Ltd.	39,933	2,470,733
Tencent Music Entertainment Group, ADR*	4,671	41,292
Weibo Corp., ADR*(a)	459	23,189

(Cost $3,180,033)		3,377,742

Consumer Discretionary - 20.2%
Alibaba Group Holding Ltd.*	105,536	2,245,779
ANTA Sports Products Ltd.	7,865	161,803
Baozun, Inc., ADR*	338	8,139
Bosideng International Holdings Ltd.	31,101	25,433
Brilliance China Automotive Holdings Ltd.*(b)	21,577	20,253
BYD Co. Ltd., Class H	5,698	192,977
China East Education Holdings Ltd., 144A*(a)	3,829	4,106
China Education Group Holdings Ltd.	2,497	4,713
China Meidong Auto Holdings Ltd.	4,098	20,576
China Yuhua Education Corp. Ltd., 144A	8,669	4,626
Dada Nexus Ltd., ADR*	400	9,472
Dongfeng Motor Group Co. Ltd., Class H	19,915	21,817
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,706	22,825
Gaotu Techedu, Inc., ADR*(a)	588	1,693
Geely Automobile Holdings Ltd.	41,335	149,346
GOME Retail Holdings Ltd.*(a)	38,282	4,135
Great Wall Motor Co. Ltd., Class H	22,687	104,431
Guangzhou Automobile Group Co. Ltd., Class H	22,194	22,344
Haidilao International Holding Ltd., 144A(a)	7,217	29,416
Haier Smart Home Co. Ltd., Class H	15,797	59,513
HengTen Networks Group Ltd.*(a)	20,000	9,823
Huazhu Group Ltd., ADR*	1,148	55,437
JD Health International, Inc., 144A*(a)	2,400	22,311
JD.com, Inc., ADR*	6,043	474,738
Jiumaojiu International Holdings Ltd., 144A	4,721	15,843
Li Auto, Inc., ADR*(a)	3,830	118,194
Li Ning Co. Ltd.	16,056	215,736
Meituan, Class B, 144A*	28,243	904,229
Minth Group Ltd.	5,528	22,958
New Oriental Education & Technology Group, Inc., ADR*	11,100	25,086
NIO, Inc., ADR*	9,406	369,750
Pinduoduo, Inc., ADR*	3,066	306,661
Shenzhou International Group Holdings Ltd.	5,906	128,792
TAL Education Group, ADR*	2,765	14,710
Tongcheng-Elong Holdings Ltd.*	6,503	15,134
Topsports International Holdings Ltd., 144A	10,194	13,474
Trip.com Group Ltd., ADR*	3,548	108,179
Vipshop Holdings Ltd., ADR*	3,372	49,872
XPeng, Inc., ADR*(a)	2,614	111,095
Yadea Group Holdings Ltd., 144A	6,924	12,304
Yum China Holdings, Inc.	2,915	179,447
Zhongsheng Group Holdings Ltd.	4,614	38,562

(Cost $5,823,985)		6,325,732

Consumer Staples - 1.7%
Anhui Gujing Distillery Co. Ltd., Class B	700	8,550
China Feihe Ltd., 144A	25,252	45,716
China Mengniu Dairy Co. Ltd.*	22,191	133,391
China Resources Beer Holdings Co. Ltd.	10,700	88,050
Dali Foods Group Co. Ltd., 144A	17,950	10,063
Hengan International Group Co. Ltd.	5,348	31,012
Nongfu Spring Co. Ltd., Class H, 144A	2,143	11,339
RLX Technology, Inc., ADR*(a)	4,254	21,866
Smoore International Holdings Ltd., 144A	12,433	66,582
Sun Art Retail Group Ltd.	12,000	7,267
Tingyi Cayman Islands Holding Corp.	16,303	29,012
Tsingtao Brewery Co. Ltd., Class H	3,477	28,478
Uni-President China Holdings Ltd.	11,681	11,069
Vinda International Holdings Ltd.(a)	1,833	5,397
Want Want China Holdings Ltd.	41,311	28,099
Yihai International Holding Ltd.*	3,659	19,760

(Cost $526,867)		545,651

Energy - 0.7%
China Oilfield Services Ltd., Class H	12,468	10,901
China Petroleum & Chemical Corp., Class H	171,675	83,218
China Shenhua Energy Co. Ltd., Class H	22,720	50,305
PetroChina Co. Ltd., Class H	150,225	65,866
Yanzhou Coal Mining Co. Ltd., Class H	10,462	18,268

(Cost $262,777)		228,558

Financials - 6.9%
360 DigiTech, Inc., ADR*(a)	601	13,703
Agricultural Bank of China Ltd., Class H	182,517	61,251
Bank of China Ltd., Class H	557,440	195,672
Bank of Communications Co. Ltd., Class H	62,599	35,979
China Bohai Bank Co. Ltd., Class H, 144A	10,000	4,063

China Cinda Asset Management Co. Ltd., Class H	78,226	13,880
China CITIC Bank Corp. Ltd., Class H	68,611	31,582
China Construction Bank Corp., Class H	672,283	485,799
China Everbright Bank Co. Ltd., Class H	25,027	8,978
China Everbright Ltd.	5,684	7,140
China Galaxy Securities Co. Ltd., Class H	29,101	16,351
China Huarong Asset Management Co. Ltd., Class H, 144A*(b)	82,025	10,758
China International Capital Corp. Ltd., Class H, 144A	9,902	23,019
China Life Insurance Co. Ltd., Class H	55,124	92,283
China Merchants Bank Co. Ltd., Class H	27,063	223,572
China Minsheng Banking Corp. Ltd., Class H	43,871	18,333
China Pacific Insurance Group Co. Ltd., Class H	18,554	52,246
China Taiping Insurance Holdings Co. Ltd.	11,817	17,261
Chongqing Rural Commercial Bank Co. Ltd., Class H	8,977	3,440
CITIC Securities Co. Ltd., Class H	16,213	41,067
Far East Horizon Ltd.(a)	11,672	13,267
GF Securities Co. Ltd., Class H	9,031	16,071
Haitong Securities Co. Ltd., Class H	20,150	18,628
Huatai Securities Co. Ltd., Class H, 144A	9,608	13,787
Industrial & Commercial Bank of China Ltd., Class H	394,378	220,075
Lufax Holding Ltd., ADR*	1,228	10,647
New China Life Insurance Co. Ltd., Class H	6,243	18,382
Noah Holdings Ltd., ADR*(a)	281	10,953
People’s Insurance Co. Group of China Ltd., Class H	69,061	21,311
PICC Property & Casualty Co. Ltd., Class H	49,698	44,922
Ping An Insurance Group Co. of China Ltd., Class H	44,236	343,543
Postal Savings Bank of China Co. Ltd., Class H, 144A	55,166	39,793
Up Fintech Holding Ltd., ADR*(a)	555	7,648
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	3,444	16,783

(Cost $2,548,520)		2,152,187

Health Care - 3.9%
3SBio, Inc., 144A*	8,688	9,685
Akeso, Inc., 144A*	2,000	10,338
Alibaba Health Information Technology Ltd.*	29,541	48,467
BeiGene Ltd., ADR*	331	102,047
CanSino Biologics, Inc., Class H, 144A*(a)	498	19,684
China Medical System Holdings Ltd.	9,217	18,061
China Resources Pharmaceutical Group Ltd., 144A	7,288	3,795
China Traditional Chinese Medicine Holdings Co. Ltd.*	9,251	4,401
CSPC Pharmaceutical Group Ltd.	67,175	85,250
Genscript Biotech Corp.*	7,815	37,129
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	901	15,987
Hansoh Pharmaceutical Group Co. Ltd., 144A	7,678	20,979
Hutchmed China Ltd., ADR*(a)	541	21,835
I-Mab, ADR*	226	16,028
Innovent Biologics, Inc., 144A*	7,454	60,093
Jinxin Fertility Group Ltd., 144A*(a)	9,789	15,557
Microport Scientific Corp.	5,314	32,899
Pharmaron Beijing Co. Ltd., Class H, 144A	877	19,463
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	3,218	23,750
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	14,754	24,282
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,563	22,860
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,062	10,049
Sino Biopharmaceutical Ltd.	76,033	63,643
Sinopharm Group Co. Ltd., Class H	9,866	25,346
SSY Group Ltd.	12,602	7,843
Venus MedTech Hangzhou, Inc., Class H, 144A*	1,500	7,107
WuXi AppTec Co. Ltd., Class H, 144A	2,269	45,220
Wuxi Biologics Cayman, Inc., 144A*	25,145	389,266
Zai Lab Ltd., ADR*(a)	528	76,296

(Cost $902,012)		1,237,360

Industrials - 2.0%
51job, Inc., ADR*(a)	204	15,667
Air China Ltd., Class H*	17,358	11,650
AviChina Industry & Technology Co. Ltd., Class H	23,238	19,481
Beijing Capital International Airport Co. Ltd., Class H*	15,616	9,417
BOC Aviation Ltd., 144A	1,624	12,174
China Communications Services Corp. Ltd., Class H	20,726	11,033
China Conch Venture Holdings Ltd.	12,535	51,253
China Everbright Environment Group Ltd.	31,220	21,597
China Lesso Group Holdings Ltd.	8,844	18,922
China Merchants Port Holdings Co. Ltd.	13,046	21,974
China Railway Group Ltd., Class H	26,611	12,763
China Southern Airlines Co. Ltd., Class H*(a)	7,005	4,080
China State Construction International Holdings Ltd.	17,565	14,228
CITIC Ltd.	41,853	52,092
COSCO SHIPPING Holdings Co. Ltd., Class H*(a)	21,070	39,824
COSCO SHIPPING Ports Ltd.	14,845	12,350
DiDi Global, Inc., ADR*(a)	2,100	17,262

Fosun International Ltd.	18,729	23,696
Haitian International Holdings Ltd.	5,959	22,833
Jiangsu Expressway Co. Ltd., Class H	11,189	11,610
Sany Heavy Equipment International Holdings Co. Ltd.	7,000	9,000
Shenzhen International Holdings Ltd.	9,824	12,808
Sinotruk Hong Kong Ltd.	5,344	10,527
Weichai Power Co. Ltd., Class H	16,118	40,661
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,448	6,588
Zhejiang Expressway Co. Ltd., Class H	14,179	12,434
Zhuzhou CRRC Times Electric Co. Ltd., Class H*	3,119	18,789
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	11,019	10,499
ZTO Express Cayman, Inc., ADR	3,054	86,153

(Cost $585,894)		611,365

Information Technology - 3.4%
21Vianet Group, Inc., ADR*(a)	610	12,072
AAC Technologies Holdings, Inc.	5,680	31,660
Agora, Inc., ADR*	339	11,499
BYD Electronic International Co. Ltd.(a)	4,359	19,897
China Youzan Ltd.*	101,521	14,228
Chinasoft International Ltd.*	18,000	30,504
Chindata Group Holdings Ltd., ADR*	500	5,940
Daqo New Energy Corp., ADR*	376	23,052
Flat Glass Group Co. Ltd., Class H	3,000	17,512
GDS Holdings Ltd., ADR*(a)	604	35,322
Hua Hong Semiconductor Ltd., 144A*	4,397	25,893
Kingboard Holdings Ltd.	4,825	23,730
Kingboard Laminates Holdings Ltd.	8,500	16,722
Kingdee International Software Group Co. Ltd.*	18,200	66,226
Kingsoft Cloud Holdings Ltd., ADR*(a)	404	13,005
Kingsoft Corp. Ltd.	5,918	23,703
Lenovo Group Ltd.	50,725	56,221
Ming Yuan Cloud Group Holdings Ltd.*	3,000	10,415
OneConnect Financial Technology Co. Ltd., ADR*	818	3,844
Sunny Optical Technology Group Co. Ltd.	5,221	157,892
TravelSky Technology Ltd., Class H	6,274	11,762
Weimob, Inc., 144A*(a)	11,497	16,793
Xiaomi Corp., Class B, 144A*	100,053	321,617
Xinyi Solar Holdings Ltd.	33,865	81,861
ZTE Corp., Class H	5,620	19,763

(Cost $807,950)		1,051,133

Materials - 1.2%
Aluminum Corp. of China Ltd., Class H*	37,490	27,187
Anhui Conch Cement Co. Ltd., Class H	9,577	51,842
China Hongqiao Group Ltd.	15,099	22,520
China Molybdenum Co. Ltd., Class H	22,966	17,954
China National Building Material Co. Ltd., Class H	30,221	41,345
China Resources Cement Holdings Ltd.	21,010	20,612
Ganfeng Lithium Co. Ltd., Class H, 144A	1,800	41,474
Huabao International Holdings Ltd.	6,000	14,334
Jiangxi Copper Co. Ltd., Class H(a)	9,116	18,543
Lee & Man Paper Manufacturing Ltd.	7,636	6,706
MMG Ltd.*	20,000	9,695
Nine Dragons Paper Holdings Ltd.	12,985	17,764
Shandong Gold Mining Co. Ltd., Class H, 144A	4,500	7,279
Zhaojin Mining Industry Co. Ltd., Class H	9,601	7,851
Zijin Mining Group Co. Ltd., Class H	41,731	59,452

(Cost $267,762)		364,558

Real Estate - 2.5%
Agile Group Holdings Ltd.	10,976	12,589
A-Living Smart City Services Co. Ltd., 144A	3,402	13,473
China Aoyuan Group Ltd.	6,128	3,672
China Evergrande Group(a)	13,241	7,423
China Jinmao Holdings Group Ltd.	40,097	13,044
China Overseas Land & Investment Ltd.	27,932	64,287
China Overseas Property Holdings Ltd.	4,582	3,912
China Resources Land Ltd.	23,218	86,425
China Resources Mixc Lifestyle Services Ltd., 144A	4,000	21,010
China Vanke Co. Ltd., Class H	10,681	28,840
CIFI Ever Sunshine Services Group Ltd.	4,844	10,003
CIFI Holdings Group Co. Ltd.	25,093	16,906
Country Garden Holdings Co. Ltd.	56,452	62,423
Country Garden Services Holdings Co. Ltd.	10,841	82,590
Greentown China Holdings Ltd.	6,000	9,211
Greentown Service Group Co. Ltd.	10,940	11,703
Guangzhou R&F Properties Co. Ltd., Class H	7,005	5,981
Hopson Development Holdings Ltd.	4,286	16,698
Kaisa Group Holdings Ltd.*	23,675	7,884
KE Holdings, Inc., ADR*	2,486	44,972
KWG Group Holdings Ltd.	10,801	11,388
Logan Group Co. Ltd.	11,360	13,555
Longfor Group Holdings Ltd., 144A	12,971	56,205
Poly Property Services Co. Ltd., Class H(a)	550	3,363
Powerlong Real Estate Holdings Ltd.	10,000	8,113
Seazen Group Ltd.*	16,689	14,806
Shenzhen Investment Ltd.	25,893	7,691
Shimao Group Holdings Ltd.	9,262	19,149
Shimao Services Holdings Ltd., 144A	4,000	9,330
Sunac China Holdings Ltd.	18,968	48,534
Sunac Services Holdings Ltd., 144A	4,000	10,415
Wharf Holdings Ltd.	11,594	39,206
Yuexiu Property Co. Ltd.	12,439	11,659

Zhenro Properties Group Ltd.(a)	8,966	5,234

(Cost $973,871)		781,694

Utilities - 1.4%
Beijing Enterprises Holdings Ltd.	4,509	15,538
Beijing Enterprises Water Group Ltd.*	45,661	18,846
CGN Power Co. Ltd., Class H, 144A	61,645	13,633
China Gas Holdings Ltd.	22,014	63,828
China Longyuan Power Group Corp. Ltd., Class H	23,239	47,390
China Power International Development Ltd.	29,895	12,070
China Resources Gas Group Ltd.	7,109	43,144
China Resources Power Holdings Co. Ltd.	16,127	39,647
ENN Energy Holdings Ltd.	5,784	114,455
Guangdong Investment Ltd.	22,747	31,588
Huaneng Power International, Inc., Class H	30,162	14,543
Kunlun Energy Co. Ltd.	28,921	30,641

(Cost $367,291)		445,323

TOTAL COMMON STOCKS (Cost $16,246,962)		17,121,303

EXCHANGE-TRADED FUNDS - 45.1%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(a)(c)	37,483	1,540,930
Xtrackers MSCI China A Inclusion Equity ETF(c)	431,008	12,582,330

TOTAL EXCHANGE-TRADED FUNDS (Cost $11,364,489)		14,123,260

SECURITIES LENDING COLLATERAL - 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
(Cost $837,120)	837,120	837,120

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
(Cost $37,865)	37,865	37,865

TOTAL INVESTMENTS - 102.6% (Cost $28,486,436)		$32,119,548
Other assets and liabilities, net - (2.6%)		(813,625)

NET ASSETS - 100.0%		$31,305,923

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
EXCHANGE-TRADED FUNDS — 45.1%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(a)(c)
1,716,704	—	(307,594)	27,302	104,518	—	—	37,483	1,540,930
Xtrackers MSCI China A Inclusion Equity ETF(c)
13,524,060	41,930	—	—	(983,660)	—	—	431,008	12,582,330
SECURITIES LENDING COLLATERAL — 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”,0.01%(d)(e)
1,306,704	—	(469,584)(f)	—	—	32	—	837,120	837,120
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
4,222	114,511	(80,868)	—	—	1	—	37,865	37,865

16,551,690	156,441	(858,046)	27,302	(879,142)	33	—	1,343,476	14,998,245

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $1,442,322, which is 4.6% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $633,828.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(g)
FTSE China A50 Index Futures	USD	4	$60,916	$59,016	9/29/2021	$(1,900)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$17,090,292	$—	$31,011	$17,121,303
Exchange-Traded Funds	14,123,260	—	—	14,123,260
Short-Term Investments(h)	874,985	—	—	874,985

TOTAL	$32,088,537	$—	$31,011	$32,119,548

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Futures Contracts	$(1,900)	$—	$—	$(1,900)

TOTAL	$(1,900)	$—	$—	$(1,900)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.